INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
19. INCOME TAX

The Company is subject to income taxes by entity on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

CleanTech, the U.S. parent company, was incorporated in the U.S. and has net operating losses (NOL) for income tax purposes. CleanTech has NOL of $1,150,000 as at June 30, 2011, which may be available to reduce future years’ taxable income as NOL can be carried forward up to 20 years from the year the loss is incurred. Management believes the realization of benefits from these losses remains uncertain due to CleanTech’s limited operating history and continuing losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.

Creative Bellows and Creative Wind Power generated substantially all of their net income from their PRC operations and are governed by the Income Tax Law of the PRC for privately-run enterprises, which generally are subject to tax at a rate of 25% on income reported in the financial statements after appropriate tax adjustments.

According to the new income tax law that became effective January 1, 2008, new high-tech enterprises given special support by the PRC government are subject to an income tax rate of 15%. Creative Bellows was recognized as a new high-tech enterprise and registered its status with the tax bureau, providing it with an income tax rate of 15% from 2010 through 2012.

The following table reconciles the U.S. statutory rates to the Company’s consolidated effective tax rate for the six months ended June 30, 2011 and 2010:

	2011	2010
U.S. statutory rates	34.0%	34.0%
Tax rate difference	(16.2)%	(9.0)%
Other	(0.4)%	(5)%
Effective tax holiday	(17.6)%	-
Valuation allowance	27.2%	-
Effective income tax rate	26.9%	24.5%

The following table reconciles the U.S. statutory rates to the Company’s consolidated effective tax rate for the three months ended June 30, 2011 and 2010:

	2011	2010
U.S. statutory rates	34.0%	34.0%
Tax rate difference	(18.7)%	(9.0)%
Other	1.2%	(1.3)%
Effective tax holiday	(19.2)%	-
Valuation allowance	36.8%	-
Effective income tax rate	34.0%	23.7%

There were no material temporary differences that resulted in deferred taxes as of June 30, 2011 and 2010.

If Creative Bellows had not been granted high-tech enterprise status, income tax expense for the six months ended June 30, 2011, would have been increased by $169,000 and earnings per share would have been reduced by $0.01.

20. INCOME TAX

The Company is subject to income taxes by entity on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

CleanTech was incorporated in the U.S. and has net operating losses (NOL) for income tax purposes. CleanTech has net operating loss carry forwards for income taxes of $442,999 as at December 31, 2010, which may be available to reduce future years’ taxable income as NOL; NOL can be carried forward up to 20 years from the year the loss is incurred. Management believes the realization of benefits from these losses remains uncertain due to the Company’s limited operating history and continuing losses. Accordingly, a 100% deferred tax asset valuation allowance has been provided.

Creative Bellows and Creative Wind Power generated substantially all of their net income from their PRC operations and are governed by the Income Tax Law of the PRC for privately run enterprises, which are generally subject to tax at a rate of 25% on income reported in the financial statements after appropriate tax adjustments.

According to the new income tax law that became effective January 1, 2008, new high-tech enterprises given special support by the PRC government are subject to an income tax rate of 15%. Creative Bellows was recognized as a new high-tech enterprise and registered its status with the tax bureau, providing it with an income tax rate of 15% from 2010 through 2012.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2010 and 2009:

	2010	2009
US statutory rates	34.0%	34.0%
Tax rate difference	(10.1)%	(9.0)%
Other	0.3%	0.3%
Effective tax holiday	(9.8)%	-
Valuation allowance	4.0%	-
Effective income tax rate	18.4%	25.3%

There were no material temporary differences that resulted in deferred tax consequences as of December 31, 2010 and 2009.

If Creative Bellows had not been granted high-tech enterprise status, income tax expense for the year ended December 31, 2010, would have been increased by $496,000 and earnings per share would have been reduced by $0.03.

Foreign pretax earnings approximated $5,779,000 and $1,113,000 for the years ended December 31, 2010 and 2009, respectively. Pretax earnings of a foreign subsidiary are subject to U.S. taxation when effectively repatriated. The Company provides income taxes on the undistributed earnings of non-U.S. subsidiaries except to the extent that such earnings are indefinitely invested outside the United States. At December 31, 2010, approximately $7,861,000 of accumulated undistributed earnings of non-U.S. subsidiaries was indefinitely invested. At the existing U.S. federal income tax rate, additional taxes of $786,000 would have to be provided if such earnings were remitted currently.